Commitments and Contingencies - Contingent Liabilities on Outstanding Guarantees (Detail) - Dec. 31, 2020 ₩ in Millions	KRW (₩)	USD ($)	BRL (R$)	INR (₨)	THB (฿)	IDR (Rp)	EUR (€)	AUD ($)
POSCO Maharashtra Steel Private Limited [member] | MAHARASHTRA STATE ELECTRICITY and others [member] | HSBC and others [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount	₩ 2,796			₨ 188,156,806
POSCO Maharashtra Steel Private Limited [member] | Top of range [member] | MAHARASHTRA STATE ELECTRICITY and others [member] | HSBC and others [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount	2,796			188,156,806
Contingent liabilities on outstanding guarantees [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,780,834	$ 2,555,913,211
Contingent liabilities on outstanding guarantees [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	3,626,402
Contingent liabilities on outstanding guarantees [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount	6,192					Rp 80,000,000,000
Contingent liabilities on outstanding guarantees [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount	2,796			188,156,806
Contingent liabilities on outstanding guarantees [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	199,908				฿ 5,501,000,000
Contingent liabilities on outstanding guarantees [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	61,559						€ 46,000,000
Contingent liabilities on outstanding guarantees [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	9,735							$ 11,637,271
Contingent liabilities on outstanding guarantees [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	97,207		R$ 464,060,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	3,539,326	3,253,056,293
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,760,092
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount	6,192					80,000,000,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount	2,796			₨ 188,156,806
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	199,908				5,501,000,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	61,559						46,000,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	9,735							11,637,271
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	97,207		464,060,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | BNDES [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	97,207		464,060,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | POSCO Asia Co., Ltd. [member] | Credit Agricole And Others [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	108,800	100,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | SOCIETE GENERALE and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	143,479	131,874,750
Contingent liabilities on outstanding guarantees [member] | Posco [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | SMBC and others [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	199,908				5,501,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | POSCO Maharashtra Steel Private Limited [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	152,085	139,784,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | POSCO MEXICO S.A. DE C.V. [member] | BOA and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	130,560	120,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | POSCO-VIETNAM Co., Ltd. [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	169,728	156,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | PT. KRAKATAU POSCO [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	852,710	783,740,291
Contingent liabilities on outstanding guarantees [member] | Posco [member] | CSP - Compania Siderurgica do Pecem [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	403,340	370,715,701
Contingent liabilities on outstanding guarantees [member] | Posco [member] | LLP POSUK Titanium [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	14,688	13,500,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Nickel mining company SAS [member] | SMBC [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	61,559						46,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | BNDES [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	97,207		R$ 464,060,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | POSCO Asia Co., Ltd. [member] | Credit Agricole And Others [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	108,800	100,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | SOCIETE GENERALE and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	159,422	146,527,500
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | SMBC and others [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	199,908				฿ 5,501,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | POSCO Maharashtra Steel Private Limited [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	152,085	139,784,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | POSCO MEXICO S.A. DE C.V. [member] | BOA and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	130,560	120,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | POSCO-VIETNAM Co., Ltd. [member] | SMBC and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	169,728	156,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | PT. KRAKATAU POSCO [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,469,126	1,350,300,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | CSP - Compania Siderurgica do Pecem [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	456,961	420,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | LLP POSUK Titanium [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	14,688	13,500,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | Nickel mining company SAS [member] | SMBC [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	61,559						€ 46,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Songdo Posco Family housing [member] | Shinyoung securities [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	20,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | POSCO E&C Vietnam Co., Ltd. [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	45,696	42,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | PT. POSCO E&C INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	28,179	25,900,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | PT.POSCO ICT INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	979	900,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | New Songdo International City Development, LLC [member] | Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	637,200
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank and Other [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	98,284
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Chun-cheon Energy Co., Ltd. [member] | Kookmin Bank and Other [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	145,300
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Pohang E&E Co,. Ltd. [member] | Heungkuk Life Insurance Co. LTD [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	59,425
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | JB CLARK HILLS [member] | Korea Investment and securities co. ltd [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	60,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank and Other [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	98,284
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Ecocity Company Limited and Others [member] | Kookmin Bank and Other [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,284,596
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | RPSD Project Co Ltd [Member] | Plan-up Sinsajeilcha Co., Ltd | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	37,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Metropolitan Outer Ring Expressway Co Ltd [Member] | Woori Bank and others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	14,486
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | NEXTRAIN Co Ltd [Member] | Kookmin Bank and Other [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	9,600
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Pureun Tongyeong Enviro Co Ltd [member] | KDB Bank and others [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	15,062
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Pure Gimpo Co Ltd [member] | KDB Bank and others [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	31,036
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Clean Iksan Co Ltd [member] | Samsung Fire Marine Insurance Co Ltd [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	29,730
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | P.T Krakatau Posco Chemical Calcination (formerly, PT.Krakatau Posco Chemtech Calcination) [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	10,880	10,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Songdo Posco Family housing [member] | Shinyoung securities [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	20,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | POSCO E&C Vietnam Co., Ltd. [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	45,696	42,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | PT. POSCO E&C INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	28,179	25,900,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | PT.POSCO ICT INDONESIA [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,632	1,500,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | New Songdo International City Development, LLC [member] | Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	686,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank and Other [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	125,845
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Chun-cheon Energy Co., Ltd. [member] | Kookmin Bank and Other [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	149,200
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Pohang E&E Co,. Ltd. [member] | Heungkuk Life Insurance Co. LTD [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	71,930
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | JB CLARK HILLS [member] | Korea Investment and securities co. ltd [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	60,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank and Other [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	125,845
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Ecocity Company Limited and Others [member] | Kookmin Bank and Other [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	4,236,319
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | RPSD Project Co Ltd [Member] | Plan-up Sinsajeilcha Co., Ltd | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	45,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Metropolitan Outer Ring Expressway Co Ltd [Member] | Woori Bank and others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	275,989
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | NEXTRAIN Co Ltd [Member] | Kookmin Bank and Other [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	634,752
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Pureun Tongyeong Enviro Co Ltd [member] | KDB Bank and others [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	22,714
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Pure Gimpo Co Ltd [member] | KDB Bank and others [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	44,740
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Clean Iksan Co Ltd [member] | Samsung Fire Marine Insurance Co Ltd [Member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	44,054
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | P.T Krakatau Posco Chemical Calcination (formerly, PT.Krakatau Posco Chemtech Calcination) [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	16,538	15,200,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	39,820
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Hyochun CO., LTD [member] | Kyobo Securities Co, Ltd. [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	10,325
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | BLT Enterprise and others [member] | Hana Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	116,106
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Metropolitan Outer Ring Expressway Co Ltd [Member] | Woori Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | $		1,308
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Metropolitan Outer Ring Expressway Co Ltd [Member] | Woori Bank [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,308
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Shinahn wind Power generation [Member] | NH INVESTMENT & SECURITIES CO., LTD. and others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	17,124
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Western Inland Highway Co Ltd [Member] | Kookmin Bank [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	0
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	50,249
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | Hyochun CO., LTD [member] | Kyobo Securities Co, Ltd. [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	10,325
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | BLT Enterprise and others [member] | Hana Bank and Others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	192,847
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | Metropolitan Outer Ring Expressway Co Ltd [Member] | Woori Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	24,920
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | Metropolitan Outer Ring Expressway Co Ltd [Member] | Woori Bank [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	24,920
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | Shinahn wind Power generation [Member] | NH INVESTMENT & SECURITIES CO., LTD. and others [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	17,860
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | Western Inland Highway Co Ltd [Member] | Kookmin Bank [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	47,348
Contingent liabilities on outstanding guarantees [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member] | POSCO Asia Co., Ltd. [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	15,218	13,986,947
Contingent liabilities on outstanding guarantees [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member] | Top of range [member] | POSCO Asia Co., Ltd. [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	15,218	13,986,947
Contingent liabilities on outstanding guarantees [member] | POSCO Asia Co., Ltd. [member] | POSCO America Corporation [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	76,160	70,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO Asia Co., Ltd. [member] | Top of range [member] | POSCO America Corporation [member] | SMBC [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	76,160	70,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO AUSTRALIA PTY LTD [member] | Department of Trade and Investment (NSW Government) [member] | Woori Bank and others [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	9,735							11,637,271
Contingent liabilities on outstanding guarantees [member] | POSCO AUSTRALIA PTY LTD [member] | Top of range [member] | Department of Trade and Investment (NSW Government) [member] | Woori Bank and others [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	9,735							$ 11,637,271
Contingent liabilities on outstanding guarantees [member] | POSCO CHEMCAL CO LTD [Member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member] | Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	34	31,667
Contingent liabilities on outstanding guarantees [member] | POSCO CHEMCAL CO LTD [Member] | Top of range [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member] | Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,240	1,140,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | PT. Krakatau Posco Energy [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	96,727	88,903,407
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | PT. Krakatau Posco Energy [member] | POSCO Asia Co., Ltd. And others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	96,727	88,903,407
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | ING [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	15,942	14,652,750
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | PT. Bio Inti Agrindo [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	159,220	146,341,912
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | GLOBAL KOMSCO Daewoo LLC [member] | Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	8,378	7,700,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE. LTD. (Formerly, Daewoo Global Development Pte., Ltd.) | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	194,480	178,750,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL POWER (PNGLAE) LIMITED [member] | KDB Bank [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	36,086	33,167,234
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [member] | Shinhan Bank and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	11,968	11,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | GRAIN TERMINAL HOLDINGS PTE. LTD. [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	29,376	27,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | SHERRITT INTERNATIONAL CORP [member] | Export-Import Bank of Korea [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	3,285	3,019,552
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | POSCO INTERNATIONAL JAPAN CORP [Member] | Bank Mendes Gans [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	32,145	29,545,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | ING [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	15,942	14,652,750
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | PT. Bio Inti Agrindo [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	161,542	148,476,103
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | GLOBAL KOMSCO Daewoo LLC [member] | Hana Bank [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	8,949	8,225,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL GLOBAL DEVELOPMENT PTE. LTD. (Formerly, Daewoo Global Development Pte., Ltd.) | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	203,048	186,625,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL POWER (PNGLAE) LIMITED [member] | KDB Bank [Member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	46,912	43,117,404
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | GOLDEN LACE POSCO INTERNATIONAL CO., LTD. [member] | Shinhan Bank and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	11,968	11,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | GRAIN TERMINAL HOLDINGS PTE. LTD. [member] | Export-Import Bank of Korea and others [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	29,376	27,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | SHERRITT INTERNATIONAL CORP [member] | Export-Import Bank of Korea [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	23,738	21,818,182
Contingent liabilities on outstanding guarantees [member] | POSCO INTERNATIONAL Corporation [member] | Top of range [member] | POSCO INTERNATIONAL JAPAN CORP [Member] | Bank Mendes Gans [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	54,400	50,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO America Corporation [member] | POSCO AMERICA COMERCIALIZADORA S DE RL DE CV [member] | Bank of America N.A [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	40,691	37,400,000
Contingent liabilities on outstanding guarantees [member] | POSCO America Corporation [member] | Top of range [member] | POSCO AMERICA COMERCIALIZADORA S DE RL DE CV [member] | Bank of America N.A [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	40,691	$ 37,400,000
Contingent liabilities on outstanding guarantees [member] | PT. Bio Inti Agrindo [member] | KSU Mandob [member] | Bank Muamalat [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount	6,192					80,000,000,000
Contingent liabilities on outstanding guarantees [member] | PT. Bio Inti Agrindo [member] | Top of range [member] | KSU Mandob [member] | Bank Muamalat [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount	₩ 6,192					Rp 80,000,000,000